Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended March 31, 2019 and 2018:

	Three months ended March 31,
	2019	2018
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$(2,270)	$(13,041)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	53,966	53,657

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.04)	$(0.24)
Diluted	$(0.04)	$(0.24)